SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
At December 31, 2021		$ 2,495,791
At December 31, 2022	$ 1,846,436	2,474,963	$ 2,495,791
Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		1,094,147
At December 31, 2022		1,018,490	1,094,147
Freehold Land [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		419,510
At December 31, 2022		394,886	419,510
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		509,782
At December 31, 2022		622,173	509,782
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		22,985
At December 31, 2022		11,650	22,985
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		132,962
At December 31, 2022		95,445	132,962
Renovation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		316,405
At December 31, 2022		332,319	316,405
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		3,233,459	2,772,008
Addition		473,795	582,354
Currency realignment		(176,964)	(120,903)
Disposal and write off		(2,603)
At December 31, 2022		3,527,687	3,233,459
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		1,132,764	652,492
Addition			491,563
Currency realignment		(37,636)	(11,291)
Disposal and write off
At December 31, 2022		1,095,128	1,132,764
Gross carrying amount [member] | Freehold Land [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		419,510	426,897
Addition
Currency realignment		(24,624)	(7,387)
Disposal and write off
At December 31, 2022		394,886	419,510
Gross carrying amount [member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		945,324	988,233
Addition		362,491	14,137
Currency realignment		(71,349)	(57,046)
Disposal and write off
At December 31, 2022		1,236,466	945,324
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		53,042	53,976
Addition
Currency realignment		(3,113)	(934)
Disposal and write off
At December 31, 2022		49,929	53,042
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		273,952	263,520
Addition		30,968	16,579
Currency realignment		(16,243)	(6,147)
Disposal and write off		(2,603)
At December 31, 2022		286,074	273,952
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		408,867	386,890
Addition		80,336	60,075
Currency realignment		(23,999)	(38,098)
Disposal and write off
At December 31, 2022		465,204	408,867
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		737,668	470,983
Addition		379,667	316,666
Currency realignment		(63,588)	(49,981)
Disposal and write off		(1,023)
At December 31, 2022		1,052,724	737,668
Accumulated Depreciation [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		38,617	20,843
Addition		40,125	18,141
Currency realignment		(2,104)	(367)
Disposal and write off
At December 31, 2022		76,638	38,617
Accumulated Depreciation [Member] | Freehold Land [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021
Addition
Currency realignment
Disposal and write off
At December 31, 2022
Accumulated Depreciation [Member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		435,542	288,609
Addition		221,506	191,988
Currency realignment		(42,755)	(45,055)
Disposal and write off
At December 31, 2022		614,293	435,542
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		30,057	19,791
Addition		10,258	10,615
Currency realignment		(2,036)	(349)
Disposal and write off
At December 31, 2022		38,279	30,057
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		140,990	86,590
Addition		60,879	57,632
Currency realignment		(10,217)	(3,232)
Disposal and write off		(1,023)
At December 31, 2022		190,629	140,990
Accumulated Depreciation [Member] | Renovation [member]
IfrsStatementLineItems [Line Items]
At December 31, 2021		92,462	55,150
Addition		46,899	38,290
Currency realignment		(6,476)	(978)
Disposal and write off
At December 31, 2022		$ 132,885	$ 92,462